CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 1,619.4	$ 1,590.2	$ 1,251.0
Direct issuance costs for borrowings	17.0	13.9	11.1
Borrowing costs capitalized	7.3	9.0	0.7
Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	1,243.3	1,073.5	978.0
Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	212.4	162.6	144.3
Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	46.0	40.3	26.2
Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part		190.4
Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	23.0	35.7	18.4
Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	94.7	87.7	84.1
Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	332.8	521.2	256.8
Less than one year | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	167.9	174.9	119.8
Less than one year | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	51.1	41.0	34.8
Less than one year | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	9.9	6.3	3.3
Less than one year | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part		190.4
Less than one year | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	11.9	23.6	17.3
Less than one year | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	92.0	85.0	81.6
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	222.6	185.8	163.3
Due between one and two years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	166.2	148.0	130.0
Due between one and two years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	46.5	32.5	30.6
Due between one and two years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	8.8	5.3	1.6
Due between one and two years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part		0.0
Due between one and two years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	1.1	0.0	1.1
Due between one and two years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	192.8	183.2	154.4
Due between two and three years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	132.8	148.4	127.2
Due between two and three years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	43.7	26.7	24.7
Due between two and three years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	8.4	6.1	2.5
Due between two and three years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part		0.0
Due between two and three years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	7.9	2.0	0.0
Due between two and three years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	168.5	150.8	206.1
Due between three and four years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	118.1	112.0	185.9
Due between three and four years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	39.8	24.5	18.0
Due between three and four years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	8.5	6.2	2.2
Due between three and four years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part		0.0
Due between three and four years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	2.1	8.1	0.0
Due between three and four years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	519.9	149.0	181.3
Due between four and five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	488.2	120.0	161.7
Due between four and five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	26.0	19.5	14.1
Due between four and five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	5.7	7.5	5.5
Due between four and five years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part		0.0
Due between four and five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	2.0	0.0
Due between four and five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	182.8	400.2	289.1
Due in more than five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	170.1	370.2	253.4
Due in more than five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	5.3	18.4	22.1
Due in more than five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	4.7	8.9	11.1
Due in more than five years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part		0.0
Due in more than five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due in more than five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 2.7	$ 2.7	$ 2.5